Leases (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Leases [Abstract]
2021	$ 232,057	$ 214,062
2022	111,446	135,771
2023		18,382
Total lease payments	343,503	368,215
Less: Interest	(23,873)	(31,125)
Present value of lease liabilities	$ 319,630	$ 337,090